SCHEDULE OF EQUITY METHOD INVESTMENTS (Details) - Equity Method Investments [Member]	Jun. 30, 2025 USD ($)
Impairment Effects on Earnings Per Share [Line Items]
Carrying value
Qingdao Taoping IoT Co., Ltd. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Carrying value
Ownership percentage	47.00%
Yunnan Taoping IoT Co., Ltd. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Carrying value
Ownership percentage	40.00%
Jiangsu Taoping IoT Technology Co., Ltd. [Member]
Impairment Effects on Earnings Per Share [Line Items]
Carrying value
Ownership percentage	25.00%
Jiangsu Taoping New Media Co., Ltd [Member]
Impairment Effects on Earnings Per Share [Line Items]
Carrying value
Ownership percentage	21.00%